Goodwill and intangible assets	12 Months Ended
Dec. 31, 2019
22. Goodwill and intangible assets
Goodwill and intangible assets

The notes included in this section focus on the Group’s loans and advances and deposits at amortised cost, leases, property, plant and equipment and goodwill and intangible assets. Details regarding the Group’s liquidity and capital position can be found on pages [00] to [00].

22 Goodwill and intangible assets

Accounting for goodwill and intangible assets

Goodwill

The carrying value of goodwill is determined in accordance with IFRS 3 Business Combinations and IAS 36 Impairment of Assets.

Goodwill arising on the acquisition of subsidiaries represents the excess of the fair value of the purchase consideration over the fair value of the Group’s share of the assets acquired and the liabilities and contingent liabilities assumed on the date of the acquisition.

Goodwill is reviewed annually for impairment, or more frequently when there are indications that impairment may have occurred. The test involves comparing the carrying value of the cash generating unit (CGU) including goodwill with the present value of the pre-tax cash flows, discounted at a rate of interest that reflects the inherent risks, of the CGU to which the goodwill relates, or the CGU’s fair value if this is higher.

Intangible assets

Intangible assets other than goodwill are accounted for in accordance with IAS 38 Intangible Assets.

Intangible assets are initially recognised when they are separable or arise from contractual or other legal rights, the cost can be measured reliably and, in the case of intangible assets not acquired in a business combination, where it is probable that future economic benefits attributable to the assets will flow from their use.

Intangible assets are stated at cost (which is, in the case of assets acquired in a business combination, the acquisition date fair value) less accumulated amortisation and provisions for impairment, if any, and are amortised over their useful lives in a manner that reflects the pattern to which they contribute to future cash flows, generally using the amortisation periods set out below:

Annual rates in calculating amortisation	Amortisation period
Goodwill	Not amortised
Internally generated software[a]	12 months to 6 years
Other software	12 months to 6 years
Customer lists	12 months to 25 years
Licences and other	12 months to 25 years

Intangible assets are reviewed for impairment when there are indications that impairment may have occurred.

Note

a Exceptions to the above rate relate to useful lives of certain core banking platforms that are assessed individually and, if appropriate, amortised over longer periods ranging from 10 to 15 years.

		Intangible assets
	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
2019
Cost
As at 1 January 2019	4,768	5,835	389	1,630	558	13,180
Additions and disposals	-	857	120	(124)	(39)	814
Exchange and other movements	(8)	(49)	(4)	(41)	(30)	(132)
As at 31 December 2019	4,760	6,643	505	1,465	489	13,862
Accumulated amortisation and impairment
As at 1 January 2019	(861)	(2,362)	(254)	(1,359)	(371)	(5,207)
Disposals	-	67	25	124	37	253
Amortisation charge	-	(716)	(52)	(49)	(37)	(854)
Impairment charge	-	(17)	(2)	-	-	(19)
Exchange and other movements	-	39	4	34	7	84
As at 31 December 2019	(861)	(2,989)	(279)	(1,250)	(364)	(5,743)
Net book value	3,899	3,654	226	215	125	8,119
2018
Cost
As at 1 January 2018	4,759	5,501	427	1,547	519	12,753
Additions and disposals	-	280	(34)	-	12	258
Exchange and other movements	9	54	(4)	83	27	169
As at 31 December 2018	4,768	5,835	389	1,630	558	13,180
Accumulated amortisation and impairment
As at 1 January 2018	(860)	(2,195)	(313)	(1,209)	(327)	(4,904)
Disposals	-	530	101	-	13	644
Amortisation charge	-	(669)	(50)	(81)	(34)	(834)
Impairment charge	-	(6)	-	-	-	(6)
Exchange and other movements	(1)	(22)	8	(69)	(23)	(107)
As at 31 December 2018	(861)	(2,362)	(254)	(1,359)	(371)	(5,207)
Net book value	3,907	3,473	135	271	187	7,973

Goodwill

Goodwill is allocated to business operations according to business segments as follows:

	2019	2018
	£m	£m
Barclays UK	3,526	3,526
Barclays International	329	334
Head Office	44	47
Total net book value of goodwill	3,899	3,907

Goodwill

Testing goodwill for impairment involves a significant amount of judgement. This includes the identification of independent CGUs and the allocation of goodwill to these units based on which units are expected to benefit from the acquisition. Cash flow projections take into account changes in the market in which a business operates including the level of growth, competitive activity, and the impacts of regulatory change. The estimation of pre-tax cash flows is sensitive to the periods for which detailed forecasts are available and to assumptions regarding long-term sustainable cash flows.

Goodwill within Personal Banking was £2,718m (2018: £2,718m), of which £2,501m (2018: £2,501m) was attributable to Woolwich, and within Business Banking was £629m (2018: £629m), fully attributable to Woolwich. The carrying value of the CGUs have been determined by using net asset values. The recoverable amounts of the CGUs, calculated as value in use, have been determined using cash flow predictions based on financial budgets approved by management, covering a five-year period, with a terminal growth rate of 1.5% (2018: 0.0% to 3.5%) applied thereafter. The forecasted cash flows have been discounted using a pre-tax rate range of 11.0% to 13.3% (2018: 11.1% to 13.7%). Based on these assumptions, the total recoverable amount exceeded the carrying amount including goodwill by £4,551m (2018: £7,762m). A one percentage point change in the discount rate or terminal growth rate would increase or decrease the recoverable amount by £1,458m (2018: £1,501m) and £968m (2018: £980m) respectively. A reduction in the forecasted cash flows of 15% per annum (2018: 10%) would reduce the recoverable amount by £2,534m (2018: £1,828m). Other goodwill of £552m (2018: £560m) was allocated to multiple CGUs which are not considered individually significant.

Other intangible assets

Determining the estimated useful lives of intangible assets (such as those arising from contractual relationships) requires an analysis of circumstances. The assessment of whether an asset is exhibiting indicators of impairment as well as the calculation of impairment, which requires the estimate of future cash flows and fair values less costs to sell, also requires the preparation of cash flow forecasts and fair values for assets that may not be regularly bought and sold.